Segment Information	12 Months Ended
Jun. 30, 2016
Segment Information

14. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2016 and 2015:

2016
	Revenues	Property and Equipment (net)	Goodwill
United States	$534,098	$202,055	$107,386
Canada	64,709	26,517	34,283

Total	$598,807	$228,572	$141,669

For the year ended June 30, 2016, the oil and gas segment, which is located in the United States, had revenues of $1.4 million and net oil and gas interests of $5.4 million. There is no goodwill associated with this segment.

2015
	Revenues	Property and Equipment (net)	Goodwill
United States	$480,936	$198,135	$99,484
Canada	70,925	33,161	35,455

Total	$551,861	$231,296	$134,939

For the year ended June 30, 2015, the oil and gas segment, which is located in the United States, had revenues of $2.9 million and net oil and gas interests of $7.7 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2016	2015
Revenue
Transportation	$598,807	$551,861
Oil and gas	1,387	2,890

	$600,194	$554,751

Operating earnings (losses)
Transportation	$26,733	$17,702
* Oil and gas	(3,137)	(540)

	23,596	17,162
Unallocated expenses	14,721	13,423
Tax expense	2,838	84

Net Income	$6,037	$3,655

Capital Expenditures
Transportation	$66,642	$32,467
Oil and gas	375	1,003

	$67,017	$33,470

Depreciation, depletion and amortization
Transportation	$50,194	$49,969
Oil and gas	967	1,162

	$51,161	$51,131

	2016	2015
Total Assets
Transportation	$542,221	$527,291
Oil and gas	6,108	8,636

	$548,329	$535,927

Total Liabilities
Transportation	$398,766	$334,333
Oil and gas	3,668	1,787

	$402,434	$336,120

*	The oil and gas operating results include an impairment charge of $1.6 million dollars for fiscal year 2016